Loans to Third Parties, Net - Schedule of Loans to Third Parties, Net (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Loans to Third Parties, Net [Abstract]
Loans to third parties	[1]	$ 5,087,837	$ 1,232,268
Provision of credit losses		(201,271)	(289,638)
Loans to third parties, net		$ 4,886,566	$ 942,630

[1]	The balance mainly represented interest-bearing loans to Hangzhou Bota Commercial Co. Ltd. (“Hangzhou Bota”), Elefun Group Co., Ltd. (“Elefun Group”) and Hong Kong Mylar Industrial Ltd. (“Mylar Industrial”).